DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Jul. 30, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2024
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Central Index Key	0000080424
Entity Incorporation, State or Country Code	OH
Entity File Number	1-434
Entity Tax Identification Number	31-0411980
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without Par Value
Trading Symbol	PG
0.500% Notes due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
0.625% Notes due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
1.375% Notes due 2025 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
0.110% Notes due 2026 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.110% Notes due 2026
Trading Symbol	PG26D
3.250% EUR Notes due 2026 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	3.250% EUR Notes due 2026
Trading Symbol	PG26F
4.875% EUR Notes due May 2027 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	4.875% EUR Notes due May 2027
Trading Symbol	PG27A
1.200% Notes due 2028 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
3.150% EUR Notes due 2028 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	3.150% EUR Notes due 2028
Trading Symbol	PG28B
1.250% Notes due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
1.800% Notes due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
6.250% GBP Notes due January 2030 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	6.250% GBP Notes due January 2030
Trading Symbol	PG30
0.350% Notes due 2030 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.350% Notes due 2030
Trading Symbol	PG30C
0.230% Notes due 2031 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.230% Notes due 2031
Trading Symbol	PG31A
3.250% EUR Notes due 2031 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	3.250% EUR Notes due 2031
Trading Symbol	PG31B
5.250% GBP Notes due January 2033 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	5.250% GBP Notes due January 2033
Trading Symbol	PG33
3.200% EUR Notes due 2034 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	3.200% EUR Notes due 2034
Trading Symbol	PG34C
1.875% Notes due 2038 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
0.900% Notes due 2041 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.900% Notes due 2041
Trading Symbol	PG41
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE